INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Years ended December 31,
	2023	2024	2025
(Loss) income from continuing operations before income taxes:
PRC	(3,093,763)	189,790	(449,280)
Hong Kong SAR	(817,453)	(778,173)	1,148,795
Other jurisdictions	(30,378)	(26,476)	13,636
Total (loss) income from continuing operations before income taxes	(3,941,594)	(614,859)	713,151

Current tax expenses:
PRC	279,646	337,629	566,618
Hong Kong SAR	708	—	363
Total current tax expenses	280,354	337,629	566,981

Deferred tax benefits:
PRC	(295,931)	(181,576)	(97,264)
Total deferred tax benefits	(295,931)	(181,576)	(97,264)

Total income taxes (benefits) expenses	(15,577)	156,053	469,717

Schedule of reconciliations of the differences between the PRC statutory income tax rate and effective income tax rate

	Year ended December 31, 2025
	Amount	Percent
Income tax expense at PRC enterprise income tax rate	178,288	25.0%
Effect of preferential tax rate	(1,036)	(0.1)%
Non-deductible expenses	15,572	2.2%
Effect of tax benefit related to the outside basis differences for investments in subsidiaries (Note i)	(148,800)	(20.9)%
Change in valuation allowance	412,018	57.8%
Expiration of unused net operating losses	66,706	9.3%
PRC withholding tax	238,633	33.5%
Others	(1,419)	(0.2)%
Non-PRC tax effects
Hong Kong SAR
- Tax differential for entities in non-PRC jurisdiction	(8,499)	(1.2)%
- Non-taxable income related to disposal of PRC subsidiaries	(448,132)	(62.8)%
- Non-deductible expenses	185,931	26.1%
- Change in valuation allowance	(16,410)	(2.3)%
- Others	274	0.0%
Other jurisdictions	(3,409)	(0.5)%

Income tax expense	469,717	65.9%

Note i:

Effect of tax benefit relating to the outside basis differences for investments in subsidiaries during the year ended December 31, 2025 mainly arises from the deconsolidation of the project companies in ABS and C-REIT arrangements.

	Years ended December 31,
	2023	2024
PRC enterprise income tax rate	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(0.2)%	(0.9)%
Tax differential for entities in non-PRC jurisdiction	(0.3)%	(1.1)%
Preferential tax rate	0.2%	0.8%
Tax effect of current year permanent differences	(0.1)%	(0.8)%
Expiration of unused net operating losses	(1.2)%	(7.2)%
Non-taxable income and non-deductible expenses	(5.3)%	(29.1)%
Change in valuation allowance	(18.9)%	(12.5)%
Return to provision adjustment	1.2%	0.4%
	0.4%	(25.4)%

Schedule of cash paid for income taxes, net of refunds

Year ended December 31, 2025
Income taxes paid:
PRC	561,920
Total income taxes paid	561,920

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2024	2025
Deferred tax assets:
Allowance for credit losses	8,183	12,883
Impairment of long-lived assets	651,752	954,531
Government subsidy	7,062	7,760
Accrued expenses	108,303	92,603
Asset retirement obligation	27,422	28,985
Operating lease liabilities	342,036	321,475
Finance lease and other financing obligations	1,423,607	1,339,708
Net operating losses carry forwards	1,281,372	1,259,651
Consideration receivables from the ABS	—	106,217
Other non-current assets	38,472	37,183
Other non-current liabilities	6,271	—

Total gross deferred tax assets	3,894,480	4,160,996
Valuation allowance on deferred tax assets	(1,926,197)	(2,316,257)

Deferred tax assets, net of valuation allowance	1,968,283	1,844,739

Deferred tax liabilities:
Accounts receivable	(16,481)	(1,689)
Property and equipment	(1,616,276)	(1,486,386)
Intangible assets	(128,563)	(78,005)
Prepaid land use rights	(1,411)	(1,371)
Operating lease right-of-use assets	(1,047,918)	(995,343)
Long-term investments in equity investees	—	(21,111)
Other current assets	(17,091)	(14,041)

Total deferred tax liabilities	(2,827,740)	(2,597,946)

Net deferred tax liabilities	(859,457)	(753,207)

Analysis as:
Deferred tax assets	381,274	391,219
Deferred tax liabilities	(1,240,731)	(1,144,426)

Net deferred tax liabilities	(859,457)	(753,207)

Schedule of movement of the valuation allowance for the deferred tax assets

	Years ended December 31,
	2023	2024	2025
Balance at the beginning of the year	1,104,859	1,849,408	1,926,197
Increase during the year	744,549	76,789	390,060

Balance at the end of the year	1,849,408	1,926,197	2,316,257